Significant accounting judgments, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Judgments Estimates And Assumptions
Schedule of forecast

	Upside	Base case	Downside

Credit card and lending ECL	573,642	586,755	600,602

The table below discloses the forecast used in each scenario for the Brazilian ECL allowance:

	Upside	Base case	Downside

2021- Brazilian GDP growth	1.6%	0.3%	-0.9%

Schedule of impacts in both credit card and lending portfolios
	Modeled ECL	Post-model Adjustments	Total ECL

Credit card	381,636	9,043	390,679
Personal loan	195,607	1,929	197,536
Total	577,243	10,972	588,215